Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of joint ventures [line items]
Share of capital commitment	¥ 7,000	$ 1,100	¥ 2,100
Cash and cash equivalents	4,788,219	757,366	5,877,647	$ 929,684	¥ 5,753,268	¥ 5,559,890
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	39,600	6,300	30,400
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	179,779		160,844
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables discounted with banks [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	213,900	33,800	40,100
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables endorsed to suppliers [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	33,100	5,200	58,400
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	245,493	38,830	206,173
Share of restricted cash	74,500	11,800	65,200
Bills receivables	¥ 22,000	$ 3,500	¥ 28,600